Expense Example - KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF - KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	Nov. 21, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252